Notes Payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Debt principal amount	$ 0	$ 252,082
Payment of notes payable	863,302	330,176
Proceeds from issuance of notes payable	5,057,475	2,542,222
Notes payable	4,149,553	3,661,850	$ 2,156,601
Loss on extinguishment of notes payable	(1,415,950)	(59,938)
Debt instrument principal conversion values	110,636	524,534
Debt discount	$ 936,866	$ 336,229
Common stock, shares issued	11,728,394	6,112,473
Fair value of common stock	$ 11,728	$ 6,112
Aggregate value of shares issued	100,000	1,084,000
First Maturity Date 1 [Member]
Debt Instrument [Line Items]
Notes payable		25,000
First Maturity Date 2 [Member]
Debt Instrument [Line Items]
Notes payable		11,667
First Maturity Date 3 [Member]
Debt Instrument [Line Items]
Notes payable		11,667
First Maturity Date 4 [Member]
Debt Instrument [Line Items]
Notes payable		11,667
First Maturity Date 5 [Member]
Debt Instrument [Line Items]
Notes payable		11,667
First Maturity Date 6 [Member]
Debt Instrument [Line Items]
Notes payable		11,667
Maximum [Member]
Debt Instrument [Line Items]
Debt instrument principal conversion values	0	196,666
Related Party Notes [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 30,000	$ 60,000
Debt instrument principal conversion share	76,000
Loss on extinguishment of notes payable	$ 19,000
Debt instrument principal conversion values	95,000
Number of common stock aggregate exchange value	114,000
Related Party Notes [Member] | Lenders [Member]
Debt Instrument [Line Items]
Warrants vested term		5 years
Warrants to purchase common stock shares		32,597
Debt instrument, convertible, conversion price		$ 4.00
Notes payable		$ 97,500
Accrued interest		$ 288
Debt instrument principal conversion share		32,597
Common stock aggregate exchange date fair value		$ 118,328
Loss on extinguishment of notes payable		$ 20,540
Related Party Notes [Member] | Trust Note [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		Dec. 01, 2018
Proceeds from issuance of notes payable		$ 10,000,000
Related Party Notes [Member] | Trust Note [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate		10.00%
Related Party Notes [Member] | Trust Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate		15.00%
Related Party Notes [Member] | Director and Principal Shareholder [Member]
Debt Instrument [Line Items]
Debt principal amount		$ 175,000
Interest rate		15.00%
Debt instrument maturity date		Dec. 01, 2018
Related Party Notes [Member] | Director and Principal Shareholder [Member] | Trust Note [Member]
Debt Instrument [Line Items]
Payment of notes payable		$ 500,000
Related Party Notes [Member] | Trust,Director and Principal Shareholder [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 675,000	$ 675,000
Debt instrument maturity date	Dec. 31, 2019	Dec. 01, 2018
Warrants vested term	5 years	5 years
Warrants to purchase common stock shares	844,444	1,219,144
Debt instrument, convertible, conversion price	$ 1.50	$ 4.00
Amortized debt discount	$ 244,889	$ 84,722
Related Party Notes [Member] | Trust,Director and Principal Shareholder [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price	$ 4.00	$ 4.50
Related Party Notes [Member] | Trust,Director and Principal Shareholder [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price		$ 5.00
Related Party Notes [Member] | Director [Member]
Debt Instrument [Line Items]
Debt principal amount		$ 50,000
Debt instrument maturity date		Feb. 28, 2017
Warrants vested term		5 years
Warrants to purchase common stock shares		5,000
Debt instrument, convertible, conversion price		$ 4.00
Amortized debt discount		$ 8,050
Extended maturity date		Feb. 28, 2018
Related Party Notes [Member] | Certain Related Parties [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 140,000
Debt maturity term	Maturity dates ranging between August 2016 to February 2018
Debt extended maturity term	New maturity dates ranging from July 2018 to December 2018
Amount of outstanding principal related party past maturity	$ 45,000
Repayments of debt extended due date	Maturity dates ranging between August 2016 to February 2018 to new maturity dates ranging from July 2018 to December 2018
Convertible Notes [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 725,788
Amortized debt discount		$ 13,750
Debt instrument principal conversion values	2,374,415
Convertible notes payable	$ 920,000
Debt conversion fair value percentage	58.00%
Description on debt instrument	In the event that the Company prepays a certain note after the 180th day period following the issue date and prior to maturity, the holder is entitled to receive a prepayment premium of 50% on the then outstanding principal balance including accrued interest.
Repaid a certain related party note in the principal amount	$ 2,798,493
Percentage on prepayment premium	50.00%
Convertible Notes [Member] | Subsequent To December 31, 2018 [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 1,935,000
Debt instrument, convertible, conversion price	$ 1.50
Debt instrument principal conversion values	$ 1,835,000
Convertible notes payable	$ 100,000
Debt conversion fair value percentage	58.00%
Percentage of conversion price equal to fair market value	58.00%
Convertible Notes [Member] | Lenders [Member]
Debt Instrument [Line Items]
Debt principal amount		$ 1,554,000
Warrants vested term		5 years
Warrants to purchase common stock shares		62,019
Amortized debt discount		$ 104,402
Debt maturity term		Maturity dates ranging between November 2017 through July 2018.
Debt instrument principal conversion share		8,000
Proceeds from convertible debt		$ 1,415,970
Debt discount		$ 138,030
Convertible Notes [Member] | Lenders and Consultant [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 5,631,498
Proceeds from issuance of notes payable	4,947,475
Amortized debt discount	$ 424,023
Debt maturity term	Maturity dates ranging between June 2018 through December 2019.
Variance of convertible note principal and cash proceeds	$ 684,025
Consulting expense	$ 260,000
Debt conversion, description	The difference of $684,025 was recorded as follows: (i) $424,023 was recorded as a debt discount and will be amortized over the terms of the respective notes and (ii) $260,000 was immediately recognized as consulting expense in the consolidated financial statements.
Convertible Notes [Member] | Minimum [Member] | Lenders [Member]
Debt Instrument [Line Items]
Interest rate		6.00%
Debt instrument, convertible, conversion price		$ 4.00
Convertible Notes [Member] | Minimum [Member] | Lenders and Consultant [Member]
Debt Instrument [Line Items]
Interest rate	6.00%
Common stock, shares issued	53,249
Fair value of common stock	$ 60,925
Convertible Notes [Member] | Maximum [Member] | Lenders [Member]
Debt Instrument [Line Items]
Interest rate		10.00%
Debt instrument, convertible, conversion price		$ 4.15
Convertible Notes [Member] | Maximum [Member] | Lenders and Consultant [Member]
Debt Instrument [Line Items]
Interest rate	15.00%
Notes Payable [Member] | Lenders [Member]
Debt Instrument [Line Items]
Debt principal amount		$ 83,333
Interest rate		10.00%
Amortized debt discount		$ 8,333
Debt instrument principal amount		25,000
Debt instrument principal and interest		58,333
Proceeds from issuance of debt		$ 75,000
Common stock, shares issued		3,500
Fair value of common stock		$ 6,458
Notes Payable [Member] | Lender [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 1,047,247
Accrued interest	61,802
Debt instrument principal conversion share		1,221,250
Common stock aggregate exchange date fair value	$ 1,254,557
Loss on extinguishment of notes payable		$ 145,508
Debt instrument principal conversion values		637,250
Repayments of debt		201,000
Notes Payable [Member] | Lender [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price	$ 0.72
Notes Payable [Member] | Lender [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price	1.50
Convertible Notes One [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price	1.00
Convertible Notes One [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price	2.00
Convertible Notes Two [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price	$ 2.15
Debt instrument principal conversion values	$ 350,000
Convertible Notes Three [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price	$ 1.00
Debt instrument principal conversion values	$ 100,000
Debt conversion fair value percentage	60.00%
Convertible Notes Four [Member]
Debt Instrument [Line Items]
Debt instrument principal conversion values	$ 904,415
Convertible Notes Four [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt conversion fair value percentage	65.00%
Convertible Notes Four [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt conversion fair value percentage	58.00%
Convertible Notes Five [Member]
Debt Instrument [Line Items]
Warrants vested term	5 years
Debt instrument, convertible, conversion price	$ 0.60
Debt instrument principal conversion values	$ 100,000
Warrant exercise price	$ 0.80
Convertible Notes Five [Member] | First Ninety Day [Member]
Debt Instrument [Line Items]
Percentage on prepayment premium	35.00%
Convertible Notes Five [Member] | Second Ninety Day [Member]
Debt Instrument [Line Items]
Percentage on prepayment premium	40.00%
MPO [Member]
Debt Instrument [Line Items]
Aggregate principal on mandatory prepayment	$ 69,978
Debt instrument, convertible, conversion percentage	35.00%
MFN [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 1,849,978
Debt instrument, convertible, conversion percentage	58.00%
ECO [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 3,631,702
Amortized debt discount	3,181,376
Loss on extinguishment of notes payable	450,326
Conversions, Exchanges and Other [Member]
Debt Instrument [Line Items]
Debt principal amount		495,197
Accrued interest	$ 5,636	$ 29,338
Debt instrument principal conversion share	97,424	243,441
Debt instrument principal conversion values	$ 105,000
Conversions, Exchanges and Other [Member] | Embedded Conversion Options [Member]
Debt Instrument [Line Items]
Debt beneficial conversion feature	$ 69,394	$ 11,991
Conversions, Exchanges and Other [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price	$ 0.82	$ 1.75
Conversions, Exchanges and Other [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price	$ 2.02	$ 2.77
Conversions, Exchanges and Other [Member] | Lender [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 5,144,063	$ 50,000
Accrued interest	166,022	$ 2,712
Debt instrument principal conversion share		29,280
Common stock aggregate exchange date fair value		$ 58,560
Loss on extinguishment of notes payable	702,746	5,848
Debt instrument principal amount	2,058,645
Derivative liability	$ 2,919,396
Number of shares issued to lender	3,734,664
Fair value of common stock	$ 5,846,809
Conversions, Exchanges and Other [Member] | Lender [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price	$ 0.28
Conversions, Exchanges and Other [Member] | Lender [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price	$ 2.38
Conversions, Exchanges and Other [Member] | Lender One [Member]
Debt Instrument [Line Items]
Debt principal amount		$ 637,250
Debt maturity term		Maturity dates ranging from December 1, 2017 through February 10, 2018
Accrued interest		$ 4,660
Debt discount		$ 252,117
Common stock, shares issued		2,500
Fair value of common stock		$ 5,000
Percentage of conversion price equal to fair market value		80.00%
Extension fee		$ 8,500
Reduction in percentage of conversion price		70.00%
Repayments of debt		$ 69,176
Conversions, Exchanges and Other [Member] | Lender One [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate		0.00%
Debt instrument, convertible, conversion price		$ 1.00
Conversions, Exchanges and Other [Member] | Lender One [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate		8.00%
Conversions, Exchanges and Other [Member] | Lenders [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 681,445
Debt maturity term	Maturity dates ranging between December 2017 to July 2018 to new maturity dates ranging from April 2018 to September 2018.
Convertible notes payable
Fair value of common stock	$ 9,000
Number of common stock issued	4,500
Aggregate value of shares issued	$ 725,788
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt principal amount	833,302
Accrued interest	44,787
Loss on extinguishment of notes payable	299,809
Derivative liability	3,631,705	$ 252,117
Aggregate principal on prepayment premiums	238,808
Extinguishments of debt discounts	61,001
Three Convertible Promissory Notes [Member] | Lenders [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 725,788
Debt maturity term	Maturity date ranging between August 2019 and November 2019.
Accrued interest	$ 76,272
Fair value of common stock	$ 450,326
Three Convertible Promissory Notes [Member] | Lenders [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Three Convertible Promissory Notes [Member] | Lenders [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate	12.00%
New Convertible Notes [Member] | Lenders [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 927,223
Interest rate	10.00%
Loss on extinguishment of notes payable	$ 248,891
Derivative liability	201,435
Aggregate value of shares issued	725,788
Convertible debt fair value	450,326
Other Notes [Member]
Debt Instrument [Line Items]
Debt principal amount	128,000	1,033,900
Proceeds from issuance of notes payable	110,000	$ 915,000
Warrants vested term		5 years
Warrants to purchase common stock shares		55,000
Amortized debt discount	$ 18,000
Debt maturity term		The other notes matured between dates in May 2017 to July 2018.
Debt discount		$ 116,248
Number of shares issued to lender	6,500
Fair value of common stock	$ 9,627
Number of common stock issued		22,653
Other Notes [Member] | Lender [Member]
Debt Instrument [Line Items]
Debt principal amount		$ 203,750
Warrants vested term		5 years
Warrants to purchase common stock shares		63,205
Debt maturity term		Expiration dates ranging from April 27, 2021 to January 31, 2022 to a new expiration date of February 8, 2022.
Notes payable		$ 25,000
Accrued interest		7,114
Loss on extinguishment of notes payable		33,550
Debt discount		$ 118,900
Warrant exercise price		$ 4.00
Number of common stock issued		70,205
Aggregate value of shares issued		$ 244,414
Other Notes [Member] | Lender [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate		0.00%
Other Notes [Member] | Lender [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate		12.00%
Other Notes [Member] | Lender One [Member]
Debt Instrument [Line Items]
Debt principal amount		$ 984,063
Warrants vested term		5 years
Warrants to purchase common stock shares		56,118
Accrued interest		$ 5,000
Debt discount		$ 96,910
Number of shares issued to lender		4,300
Other Notes [Member] | Lender One [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price		$ 4.00
Other Notes [Member] | Lender One [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price		$ 5.00
Other Notes [Member] | Lender [Member]
Debt Instrument [Line Items]
Debt principal amount	1,309,747
Amortized debt discount	$ 60,000
Debt maturity term	Maturity dates ranging between December 2017 to October 2018 to new maturity dates ranging from March 2018 to January 2019.
Debt instrument principal amount	$ 7,500
Number of shares issued to lender	35,000
Liabilities and Stockholders" Deficiency	$ 177,286
Other Notes [Member] | Lender [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate	0.00%
Other Notes [Member] | Lender [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 318,493